UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C. 20549

				   FORM 13F

			      FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Columbia Pacific Opportunity Fund, L.P.
Address:   1910 Fairview Ave E, Suite 200
           Seattle, WA  98102


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Parietti
Title:     Chief Compliance Officer
Phone No.: 206-728-9063

Signature, Place, and Date of Signing:

Paul Parietti		Seattle, Washington	   February 14, 2013
---------------------	---------------------	  -------------------
 [Signature]               [City, State]               [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager
	are reported in this report.)
[X] 13F NOTICE.  (Check here if no holdings reported are in this report, and all
	holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
Form 13F File Number	Name
28-			Columbia Pacific Advisors, LLC